Revenue - Summary of Disaggregation of Our Overall Revenues (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 197,311	$ 120,784
Reportable segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	191,555	117,048
Cloud and subscription services | Reportable segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	187,552	112,439
Managed professional services | Reportable segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,003	4,609
Software license | All other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	746	0
Professional services | All other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,365	309
Other | All other segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 3,645	$ 3,427